DEFERRED TAX - Schedule of Movements in Deferred Tax Liabilities and Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Deferred tax assets, at 1 January	£ 3,118
Deferred tax assets, at 31 December	5,228	£ 3,118
Deferred tax liabilities
Deferred tax liabilities, at 1 January	(39)
Deferred tax liabilities, at 31 December	(216)	(39)
Other temporary differences £m
Deferred tax liabilities
Exchange and other adjustments	(11)
Prior to offsetting of balances within same taxing jurisdiction
Deferred tax assets
Deferred tax assets, at 1 January	7,095	5,527
Credit (charge) to the income statement	(248)	1,517
Credit (charge) to other comprehensive income	1,773	34
Acquisitions	4
Other credit to equity	3	17
Deferred tax assets, at 31 December	8,627	7,095
Deferred tax liabilities
Deferred tax liabilities, at 1 January	(4,016)	(2,831)
(Charge) credit to the income statement	79	(1,126)
(Charge) credit to other comprehensive income	339	(61)
Exchange and other adjustments	(11)	2
Deferred tax liabilities, at 31 December	(3,615)	(4,016)
Prior to offsetting of balances within same taxing jurisdiction | Tax losses £m
Deferred tax assets
Deferred tax assets, at 1 January	5,023	4,064
Credit (charge) to the income statement	39	959
Credit (charge) to other comprehensive income	0	0
Acquisitions	4
Other credit to equity	0	0
Deferred tax assets, at 31 December	5,066	5,023
Prior to offsetting of balances within same taxing jurisdiction | Property, plant and equipment £m
Deferred tax assets
Deferred tax assets, at 1 January	744	668
Credit (charge) to the income statement	(238)	76
Credit (charge) to other comprehensive income	0	0
Acquisitions	0
Other credit to equity	0	0
Deferred tax assets, at 31 December	506	744
Prior to offsetting of balances within same taxing jurisdiction | Provisions £m
Deferred tax assets
Deferred tax assets, at 1 January	302	254
Credit (charge) to the income statement	113	12
Credit (charge) to other comprehensive income	(155)	36
Acquisitions	0
Other credit to equity	0	0
Deferred tax assets, at 31 December	260	302
Prior to offsetting of balances within same taxing jurisdiction | Share- based payments £m
Deferred tax assets
Deferred tax assets, at 1 January	38	29
Credit (charge) to the income statement	(5)	(8)
Credit (charge) to other comprehensive income	0	0
Acquisitions	0
Other credit to equity	3	17
Deferred tax assets, at 31 December	36	38
Prior to offsetting of balances within same taxing jurisdiction | Pension liabilities £m
Deferred tax assets
Deferred tax assets, at 1 January	69	56
Credit (charge) to the income statement	(22)	15
Credit (charge) to other comprehensive income	0	(2)
Acquisitions	0
Other credit to equity	0	0
Deferred tax assets, at 31 December	47	69
Prior to offsetting of balances within same taxing jurisdiction | Derivatives £m
Deferred tax assets
Deferred tax assets, at 1 January	700	159
Credit (charge) to the income statement	(205)	541
Credit (charge) to other comprehensive income	1,928	0
Acquisitions	0
Other credit to equity	0	0
Deferred tax assets, at 31 December	2,423	700
Deferred tax liabilities
Deferred tax liabilities, at 1 January	(509)	(756)
(Charge) credit to the income statement	(32)	(567)
(Charge) credit to other comprehensive income	0	814
Exchange and other adjustments	0	0
Deferred tax liabilities, at 31 December	(541)	(509)
Prior to offsetting of balances within same taxing jurisdiction | Asset revaluations
Deferred tax assets
Deferred tax assets, at 1 January	0	29
Credit (charge) to the income statement	8	(29)
Credit (charge) to other comprehensive income	0	0
Acquisitions	0
Other credit to equity	0	0
Deferred tax assets, at 31 December	8	0
Deferred tax liabilities
Deferred tax liabilities, at 1 January	(56)	0
(Charge) credit to the income statement	0	(27)
(Charge) credit to other comprehensive income	56	(29)
Exchange and other adjustments	0	0
Deferred tax liabilities, at 31 December	0	(56)
Prior to offsetting of balances within same taxing jurisdiction | Other temporary differences £m
Deferred tax assets
Deferred tax assets, at 1 January	219	268
Credit (charge) to the income statement	62	(49)
Credit (charge) to other comprehensive income	0	0
Acquisitions	0
Other credit to equity	0	0
Deferred tax assets, at 31 December	281	219
Deferred tax liabilities
Deferred tax liabilities, at 1 January	(331)	(240)
(Charge) credit to the income statement	(164)	(93)
(Charge) credit to other comprehensive income	0	0
Exchange and other adjustments		2
Deferred tax liabilities, at 31 December	(506)	(331)
Prior to offsetting of balances within same taxing jurisdiction | Capitalised software enhancements £m
Deferred tax liabilities
Deferred tax liabilities, at 1 January	(275)	(228)
(Charge) credit to the income statement	118	(47)
(Charge) credit to other comprehensive income	0	0
Exchange and other adjustments	0	0
Deferred tax liabilities, at 31 December	(162)	(275)
Prior to offsetting of balances within same taxing jurisdiction | Long-term assurance business £m
Deferred tax liabilities
Deferred tax liabilities, at 1 January	(1,162)	(843)
(Charge) credit to the income statement	107	(319)
(Charge) credit to other comprehensive income	0	0
Exchange and other adjustments	0	0
Deferred tax liabilities, at 31 December	(1,055)	(1,162)
Prior to offsetting of balances within same taxing jurisdiction | Acquisition fair value £m
Deferred tax liabilities
Deferred tax liabilities, at 1 January	(352)	(372)
(Charge) credit to the income statement	21	20
(Charge) credit to other comprehensive income	0	0
Exchange and other adjustments	0	0
Deferred tax liabilities, at 31 December	(332)	(352)
Prior to offsetting of balances within same taxing jurisdiction | Pension assets £m
Deferred tax liabilities
Deferred tax liabilities, at 1 January	(1,331)	(392)
(Charge) credit to the income statement	29	(93)
(Charge) credit to other comprehensive income	283	(846)
Exchange and other adjustments	0	0
Deferred tax liabilities, at 31 December	£ (1,019)	£ (1,331)